JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

December 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Floating Rate Income Fund, JPMorgan Global Bond
Opportunities Fund and JPMorgan Diversified Real Return Fund (the “Funds”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the JPMorgan Floating Rate Income Fund and JPMorgan Global Bond Opportunities Fund and the Statement of Additional Information for the JPMorgan Diversified Real Return Fund, do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 369 (Amendment 370 under the Investment Company Act of 1940) filed electronically on December 19, 2014.

If you have any questions, please call the undersigned at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary